Northern Lights Fund Trust II

Witherspoon Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Witherspoon Managed Futures Strategy Fund pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on April 22, 2013 (SEC Accession No. 0000910472-13-001490).